Purchase Price Allocation to Assets Acquired and Liabilities Assumed, MDCL (Detail) (MDCL, USD $) In Thousands, unless otherwise specified	1 Months Ended
Mar. 06, 2009
Business Acquisition [Line Items]
Current assets	$ 1,199
Deferred tax liabilities	(11)
Gain on bargain purchase	(66)
Total consideration	1,249
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	78
Estimated useful lives	3 years
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	42
Estimated useful lives	1 year
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 7
Estimated useful lives	4 years